UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-8255

Exact name of registrant
as specified in charter:	The World Funds, Inc.

Address of principal	8730 Stony Point Parkway
executive offices:	Suite 205
Richmond, VA 23235

Name and address	Jones & Keller, P.C.
of agent for service:	1999 Broadway, Suite 3150
Denver, CO. 80202

Registrant’s telephone number,
including area code:	(800) 527-9525

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item #1. Reports to Stockholders.

EUROPEAN EQUITY FUND

Semi-Annual Report to Shareholders

For the Six Months Ended
June 30, 2014
(unaudited)

European Equity Fund
Semi-Annual Report Letter to Shareholder

Portfolio News

After a stronger relative start to the year, European markets cooled a bit in the second quarter. For the six months ended June 30, 2014, the Fund delivered absolute returns but gave up ground on relative performance. During this period, the Fund returned 4.82% gross (3.53% net) while the MSCI Europe Index returned 5.48%.

The following discussion highlights specific stocks – those that provided the largest contribution to absolute performance and those that were the largest detractors for the six-month period. We hope that you find this useful and gain a greater understanding of how we invest your capital.

Stocks that Helped Absolute Performance

■
Novo Nordisk continues to deliver strong results. Novo is the leading drugs company focused on diabetes care. The company is highly focused on its few core therapeutic areas and rewards shareholders with industry leading growth rates and cash returns.

■
British American Tobacco contributed positively as it was a large holding that performed slightly better than the market. The stock performance can be attributed to several factors. Firstly, its subsidiary, Reynolds American, is in advanced talks to buy Lorillard, which would be accretive to British American Tobacco. Secondly, the stock has been rebounding this year after getting pushed down in 2013 due to fears about emerging market currencies. We remain confident on the long-term investment value of British American Tobacco. It is one of the world’s largest tobacco companies with market leadership in more than 50 of the 180 markets in which it operates. Nearly 60% of the company’s revenue and over 70% of volumes are generated from emerging markets. It has global brands including Dunhill, Kent, Lucky Strike, Pall Mall and Rothmans. The company should be able to deliver consistent high single digit earnings growth in constant currencies as it has strong pricing power, and opportunities to increase margins through cost saves, while paying a very hefty dividend.

Stocks that Hurt Absolute Performance

■	Paddy Power, an Irish gaming company, released weaker-than-forecast results for its YTD period. The company also announced the CEO’s intention to step down in April of next year. Paddy Power has both a

European Equity Fund
Semi-Annual Report Letter to Shareholder (continued)

physical gambling business and an online business. The company has a powerful brand and a fun, innovative and edgy image. Its business footprint currently spans only jurisdictions where it can operate legally, which is a rarity in the global online gaming marketplace. Most competitors in the online space have been happy to cross into geographies where gambling is not legal, tempted by the short-term buck to be made. Paddy Power has consistently kept its gaming nose clean and mainly operates in Ireland, the United Kingdom, France, and Australia through direct or business-to-business operating ventures.

■
Rolls Royce, a leading aircraft engine manufacturer, posted lower-than-estimated earnings for FY 2013 and guided to no earnings growth in 2014. The company makes commercial and military engines for airlines, corporations, helicopter operators, and various governments around the world. Our investment is based on the positive secular trend in demand. Older airplanes are being replaced by newer, more fuel-efficient airplanes. Rolls Royce has several clear competitive advantages. First, it has a stellar reputation. Second, it shares a market duopoly with GE Aviation. Third, it has predictable cash flow. An aircraft model has a life of at least 30 years, and an aircraft has a life time of approximately 20 years. When Rolls Royce is selected as a supplier for a particular aircraft, it has a revenue stream that can be expected to last for at least 30 years. Revenues from maintenance account for 50% of consolidated revenues. Given that the average engine is only eight years old, we expect that this cash flow stream will have a long tail.

Market News & Outlook

The markets performed well on mixed news. The deterioration of the situation in the Middle East is causing oil to rise, which is a significant risk to the global economy. On the other hand, we are seeing many positives around the world. The U.S. appears to be improving and investors are looking through the bad weather that weighed on the economy in the first quarter. The European Central Bank is getting more aggressive and moved to negative deposit rates in a push to get banks to lend. In India, the election of reform-minded Narendra Modi is a potential harbinger of a less bureaucratic India, which could unleash years of much faster growth, boosting not just Indian gross domestic product, but global, at a point where the world’s economies could use a jolt.

Despite macro volatility this year, including Russia/Ukraine, a coup in Thailand, increasing troubles in the Middle East, etc., all major markets had positive returns for the year. While we monitor these global risks as they can

European Equity Fund
Semi-Annual Report Letter to Shareholder (continued)

lead to oil price shocks, or other nastiness for the businesses in which we invest, we continue to spend the overwhelming majority of our time focused on businesses, their growth prospects and their specific risks. We remain excited about the earnings outlook for the companies held in the portfolio, and the Fund is well-positioned to perform in a variety of market environments. Over the full market cycle, the stocks we hold should perform regardless of ever present macro risks as emerging markets continue to develop, as innovations continue to come to market, and as consumers continue to strive to better their lives.

Vontobel Asset Management
August 5, 2014

Performance Disclosure

Past performance is not indicative of future results. Any companies described in this commentary may or may not currently represent a position in our client portfolios. Also, any sector and industry weights described in the commentary may or may not have changed since the writing of this commentary. The information and methodology described in this commentary should not be construed as a recommendation to purchase or sell securities. Please contact a Vontobel representative for more information.

Any projections, forecasts or estimates contained in this commentary are based on a variety of estimates and assumptions. There can be no assurance that the estimates or assumptions made will prove accurate, and actual results may differ materially. The inclusion of projections or forecasts should not be regarded as an indication that Vontobel considers the projections or forecasts to be reliable predictors of future events, and they should not be relied upon as such.

In the event a company described in this commentary is a position in client portfolios, the securities identified and described do not represent all of the securities purchased, sold or recommended. The reader should not assume that an investment in any securities identified was or will be profitable or that investment recommendations or investment decisions we make in the future will be profitable.

For information about how contribution was calculated for any such securities, or to obtain a list showing the contribution of each holding to overall performance, please contact a Vontobel representative.

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2014 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

The MSCI Europe Index is a free-float weighted equity index designed to measure the equity market performance of developed markets in Europe.

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	COMMON STOCK	98.81%

	BELGIUM	2.07%
4,071	Anheuser-Busch Inbev Strip VVPR		$467,557

	DENMARK	4.27%
14,673	Novo Nordisk		675,098
5,748	Novozymes A/S Ser B		288,207

			963,305

	FRANCE	14.44%
3,396	Air Liquide Ord		458,370
22,773	Bureau Veritas SA		631,896
3,629	Essilor International		384,751
690	Hermes International SA		254,554
2,692	LeGrand SA		164,668
2,573	L’oreal Ord		443,266
2,728	Pernod Ricard Ord*		327,503
789	Unibail-Rodamco SE		229,459
10,835	Zodiac Aerospace		366,648

			3,261,115

	GERMANY	1.21%
6,344	Wirecard AG		273,816

	GREAT BRITAIN	28.05%
44,335	Barratt Developments		283,362
20,415	British American Tobacco		1,214,371
15,013	Countrywide PLC		132,107
21,387	Diageo PLC		682,549
26,883	Dominos Pizza Group Plc		240,925
32,149	Fresnillo Plc-W/I		479,464
1,785	Intertek Group PLC		83,924
16,823	Persimmon		366,272
2,035	Rangold Resources LTD		169,603
2,074	Randgold Resources LTD ADR		175,460
8,303	Reckitt Benckiser Group		724,232
26,618	Rolls Royce Holdings Ord		486,660
3,860,004	Rolls Royce Holdings C Shares (1)*		6,602
17,799	Sabmiller PLC*		1,031,363
106,500	Trans Balkan Investments (1)*		-
45,556	William Hill PLC		255,559

			6,332,453

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	IRELAND	2.65%
3,066	Accenture PLC		$247,855
5,342	Paddy Power PLC		351,008

			598,863

	ITALY	2.25%
8,815	Luxottica Group SPA		510,066

	NETHERLANDS	8.37%
2,614	Airbus Group NV		175,122
4,484	Core Laboratories NV		749,097
22,051	Unilever NV Certificates		964,581

			1,888,800

	ROMANIA	0.00%
590,000	Romania Property Fund LT (1)*		-

	RUSSIA	0.00%
1	Joint Stock company Open GDR*		1

	SOUTH AFRICA	1.21%
2,317	Naspers LTD-N SHS*		272,883

	SPAIN	3.00%
12,417	Grifols SA		678,461

	SWEDEN	3.32%
14,624	Elekta AB-B SHS*		185,834
5,923	Indutrade AB		276,271
5,865	Svenska Handelsbanken-A		286,806

			748,911

	SWITZERLAND	21.69%
5134	CIE Financiere Richemont*		538,578
5,035	DKSH Holding Ltd		382,876
56	Lindt & Spruengli		284,988
11,965	Nestle SA Cham ET Vevey		926,714
2,191	Novartis AG-REG		198,351
12,898	Reinet Investments SCA*		296,799
3,850	Roche Holding AG-GENUSSC		1,148,055
196	SGS SA Reg D		469,560
63	SIKA AG-BR		257,540
21,467	UBS AG		393,763

			4,897,224

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	UNITED STATES	6.28%
11,469	Philip Morris International		$966,951
374	The Priceline Group Inc.*		449,922

			1,416,873

	TOTAL INVESTMENTS:
	(Cost: $19,793,616)	98.81%	22,310,328
	Other assets, net of liabilities	1.19%	267,921

	NET ASSETS	100.00%	$22,578,249

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund’s related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

(1) - Fair valued pursuant to Valuation Procedures adopted by the Board of Directors. These holdings represent 0.02% of net assets at June 30, 2014.

See Notes to Financial Statements

EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (unaudited)

ASSETS
Investments at fair value (identified cost of $19,793,616) (Note 1)	$22,310,328
Foreign currency at fair value (cost of $34,417)	34,568
Receivable for securities sold	1,467,839
Unrealized gain on foreign currency spot trades (Note 1)	2,777
Dividends receivable	22,454
Tax reclaim receivable at fair value (cost of $62,712)	63,561
Prepaid expenses	69,598

TOTAL ASSETS	23,971,125

LIABILITIES
Liabilities in excess of bank balance	4,033
Payable for securities purchased	1,226,214
Payable for capital stock redeemed	88,791
Accrued investment management fees	15,754
Accrued 12b-1 fees	29,982
Accrued administration and transfer agent fees	8,159
Accrued custodian and accounting fees	17,760
Other accrued expenses	2,183

TOTAL LIABILITIES	1,392,876

NET ASSETS	$22,578,249

Net Assets Consist of :
Paid-in-capital applicable to 887,175 $0.01 par value shares of common stock
outstanding; 50,000,000 authorized	$26,787,698
Accumulated net investment income (loss)	13,642
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,748,029)
Net unrealized appreciation (depreciation) of investments and foreign currency	2,524,938

Net Assets	$22,578,249

NET ASSET VALUE PER SHARE
Class A
($21,700,127 / 849,887 shares outstanding; 20,000,000 authorized)	$25.53

MAXIMUM OFFERING PRICE PER SHARE ($25.53X 100/94.25)	$27.09

Class C
($878,122/37,288 shares outstanding; 15,000,000 authorized)	$23.55

See Notes to Financial Statements

EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2014 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $27,186)	$330,656
Interest	46

Total investment income	330,702

EXPENSES
Investment management fees (Note 2)	142,614
Rule 12b-1 and servicing fees (Note 2)
Class A	27,419
Class C	4,414
Recordkeeping and administrative services (Note 2)	25,412
Accounting fees	28,546
Custody fees	34,024
Transfer agent fees (Note 2)	37,178
Professional fees	30,190
Filing and registration fees (Note 2)	10,629
Directors fees	5,357
Compliance fees	4,285
Shareholder services and reports (Note 2)	15,975
Other	10,754

Total expenses	376,797

Management fee waivers (Note 2)	(59,737)

Net Expenses	317,060

Net investment income (loss)	13,642

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCIES AND RELATED TRANSACTIONS

Net realized gain (loss) on investments	1,004,266
Net realized gain (loss) on foreign currency transactions	(4,078)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(234,421)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	10,372

Net realized gain (loss) on investments and foreign currencies and related transactions	776,139

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$789,781

See Notes to Financial Statements

EUROPEAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	June 30, 2014	Year ended
	(unaudited)	December 31, 2013

Increase (decrease) in Net Assets
OPERATIONS

Net investment income (loss)	$13,642	$(123,237)
Net realized gain (loss) on investments and foreign currency transactions	1,000,188	3,157,715
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(224,049)	(111,178)

Increase (decrease) in net assets from operations	789,781	2,923,300

CAPITAL STOCK TRANSACTIONS (See Note 5)

Shares sold
Class A	184,873	4,340,975
Class C	1,500	81,512

Shares redeemed
Class A	(2,323,293)	(9,604,348)
Class C	(72,324)	(117,739)

Increase (decrease) in net assets from capital stock
transactions	(2,209,244)	(5,299,600)

NET ASSETS

Increase (decrease) during period	(1,419,463)	(2,376,300)
Beginning of period	23,997,712	26,374,012

End of period (including accumulated net investment income
(loss) of $13,642 and $ - , respectively)	$22,578,249	$23,997,712

See Notes to Financial Statements

EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A Shares (1)

	Six months
	ended		Years Ended December 31,

	June 30, 2014
	(unaudited)		2013		2012		2011	2010		2009

Net asset value, beginning of period	$24.66		$22.07		$19.54		$27.05	$23.16		$12.49

Investment activities
Net investment income (loss)	0.02		(0.11)		(0.06)		(0.33)	(0.40)		(0.30)
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions	0.85		2.70		2.59		(7.18)	4.29		11.02

Total from investment activities	0.87		2.59		2.53		(7.51)	3.89		10.72

Distributions
Net realized gain	-		-		-		-	-		(0.05)

Total distributions	-		-		-		-	-		(0.05)

Net asset value, end of period	$25.53		$24.66		$22.07		$19.54	$27.05		$23.16

Total Return	3.53%	**	11.74%		12.95%		(27.76% )	16.80%		85.82%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	3.27%	*	2.96%		2.91%		2.75%	2.84%		2.97%
Expenses, net of waiver	2.75%	*	2.75%		2.75%		2.75%	2.84%		2.84%
Net investment income (loss)	0.15%	*	(0.45%	)	(0.28%	)	(1.28% )	(1.64%	)	(1.74% )
Portfolio turnover rate	20.26%	**	61.21%		141.77%		56.93%	73.42%		65.53%
Net assets, end of period (000’s)	$21,700		$23,076		$25,509		$28,650	$44,656		$46,605

1) Per share amount calculated using the average share method
*Annualized
**Not annualized
See Notes to Financial Statements

EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares (1)

	Six months
	ended		Years Ended December 31,

	June 30, 2014
	(unaudited)		2013		2012		2011	2010		2009

Net asset value, beginning of period	$22.83		$20.59		$18.37		$25.63	$22.19		$12.05

Investment activities
Net investment income(loss)	(0.07)		(0.26)		(0.20)		(0.49)	(0.55)		(0.41)
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions	0.79		2.50		2.42		(6.77)	3.99		10.55

Total from investment activities	0.72		2.24		2.22		(7.26)	3.44		10.14

Net asset value, end of period	$23.55		$22.83		$20.59		$18.37	$25.63		$22.19

Total Return	3.15%	**	10.88%		12.09%		(28.33% )	15.50%		84.15%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	4.02%	*	3.71%		3.66%		3.50%	3.59%		3.72%
Expenses, net of waiver	3.50%	*	3.50%		3.50%		3.50%	3.59%		3.59%
Net investment income (loss)	(0.60%	)*	(1.20%	)	(1.03%	)	(2.03% )	(2.39%	)	(2.21%	)
Portfolio turnover rate	20.26%	**	61.21%		141.77%		56.93%	73.42%		65.53%
Net assets, end of period (000’s)	$878		$922		$865		$1,049	$1,658		$1,432

(1) Per share amount calculated using the average share method
*Annualized
**Not annualized
See Notes to Financial Statements

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The European Equity Fund (the “Fund”), previously the Eastern European Equity Fund, is a series of The World Funds, Inc. (“TWF”), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. TWF has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of TWF. The Fund maintains its financial statements, information and performance history.

The objective of the Fund is to achieve capital appreciation by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities of issuers located in Europe.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

          The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

          When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

          Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks
Belgium	$467,557	$-	$-	$467,557
Denmark	963,305	-	-	963,305
France	3,261,115	-	-	3,261,115
Germany	273,816	-	-	273,816
Great Britain	6,325,851	-	6,602	6,332,453
Ireland	598,863	-	-	598,863
Italy	510,066	-	-	510,066
Netherlands	1,888,800	-	-	1,888,800
Romania	-	-	-	-
Russia	1	-	-	1
South Africa	272,883	-	-	272,883
Spain	678,461	-	-	678,461
Sweden	748,911	-	-	748,911
Switzerland	4,897,224	-	-	4,897,224
United States	1,416,873	-	-	1,416,873

Total Common Stocks	$22,303,726	$-	$6,602	$22,310,328

          Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

          The following is a reconciliation for assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in
Securities

Balance as of 12/31/13	$4,608
Change in Level 3 unrealized appreciation/depreciation	216
Shares received as part of corporate action	5,133
Shares exchanged	(3,355)

Balance as of 06/30/14	$6,602

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

          The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized with Level 3 as of June 30, 2014:

				Impact to
				Valuation
				From an
	Fair Value	Valuation	Unobservable	Increase in
	June 30, 2014	Methodologies	Input (1)	Input(2)

Common Stock	$6,602	Fair Value Pricing	Third party inputs	Increase

(1) The fair value estimates for the Level 3 securities were determined pursuant to the Valuation Procedures adopted by the Board of Directors. There were various factors considered in reaching this fair value determination, including but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from the market place in which the security is traded, analysis of the company’s performance and market trends that may influence its performance.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

          The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

          During the six months ended June 30, 2014, there were no transfers of between Level 1 and Level 2.

Security Transactions and Dividends

          Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

          Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

Accounting Estimates

          In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

          Management has analyzed the Fund’s tax positions for each of the open tax years (2011 to 2013) and expected to be taken in the 2014 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

          GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2014, there were no such reclassifications.

Class Net Asset Values and Expenses

          All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

          The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

          The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

          Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC (“CCM”) provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a sub-advisory agreement with Vontobel Asset Management, Inc. (“VAM”). CCM analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision making with respect to the Fund’s investment program. VAM, with CCM’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.55%on the first $50 million in average daily net assets and 0.50% on average daily net assets in excess of $50 million of the investment advisory fees received by CCM. VAM’s fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the six months ended June 30, 2014, CCM earned $142,614 and waived $59,737 in advisory fees.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

          CCM contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2013 so that the ratio of total annual operating expenses for the Fund’s Class A Shares was limited to 2.75% and that the ratio of total annual operating expenses for the Fund’s Class C Shares was limited to 3.50%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. The total amount of recoverable reimbursements as of June 30, 2014 was $158,796 and expires as follows:

2015	$44,957
2016	54,102
2017	59,737

$158,796

          First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within 360 days of purchase of Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended June 30, 2014, FDCC received $827 in underwriting fees and commissions and $258 in DSC fees relating to the distribution and redemption of certain Fund shares.

          The Fund has adopted a Distribution Plan (the “Plan”) for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the six months ended June 30, 2014, there were $27,419 in Class A 12b-1 expenses incurred.

          The Fund has adopted a Distribution Plan (the “Plan”) for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. For the six months ended June 30, 2014, there were $4,414 in Class C 12b-1 and service fees incurred.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

          Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the average daily net assets of the Fund. For the six months ended June 30, 2014, CSS earned $25,412 for its services.

          Commonwealth Fund Services, Inc. (“CFSI”) provides transfer and dividend disbursing agent services to the Fund. For the six months ended June 30, 2014, CFSI earned $37,178 for its services.

          Certain officers and/or interested directors of the Fund are also officers and/or directors of CCM, FDCC, CSS, and CFSI.

NOTE 3 - INVESTMENTS

          Purchases and sales of securities other than short-term notes aggregated $4,635,749 and $6,856,521 respectively, for the six months ended June 30, 2014.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

          Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. No distributions were paid during the six months ended June 30, 2014 or the year ended December 31, 2013.

          As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

Six months ended
June 30, 2014
(unaudited)

Accumulated net investment income (loss)	$13,642
Accumulated net realized gain (loss) on Investments and foreign currency transaction	(6,748,029)
Net unrealized appreciation/depreciation of investments and foreign currency	2,524,938

Total	$(4,209,449)

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

          As of June 30, 2014, the Fund has a capital loss carryforward of $6,748,029 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $1,084,690 may be carried forward indefinitely and retains the character of long-term capital gain. The remaining $5,663,339 will expire as follows:

2016	$4,800,648
2017	862,691

$5,663,339

          As of June 30, 2014, cost for federal income tax purpose is $19,793,616 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,041,240
Gross unrealized depreciation	(524,528)

Net unrealized appreciation	$2,516,712

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Six months ended		Six months ended
	June 30, 2014 (unaudited)		June 30, 2014 (unaudited)

	Shares	Value	Shares	Value

Shares sold	7,357	$184,873	65	$1,500
Shares reinvested	-	-	-	-
Shares redeemed	(93,164)	(2,323,293)	(3,151)	(72,324)

Net increase (decrease)	(85,807)	$(2,138,420)	(3,086)	$(70,824)

	Class A Shares		Class C Shares
	Year ended		Year ended
	December 31, 2013		December 31, 2013

	Shares	Value	Shares	Value

Shares sold	182,480	$4,340,975	3,678	$81,512
Shares reinvested	-	-	-	-
Shares redeemed	(402,542)	(9,604,348)	(5,320)	(117,739)

Net increase (decrease)	(220,062)	$(5,263,373)	(1,642)	$(36,227)

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

NOTE 6 – SUBSEQUENT EVENTS

          Subsequent to the period ended June 30, 2014, a special meeting of the shareholders of the Fund was held for the purpose of considering the approval of a reorganization of the Fund into a corresponding newly created series of another investment company, the World Funds Trust. The reorganization was approved by the shareholders of the Fund and the closing of the reorganization took place on August 15, 2014.

          Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
EUROPEAN EQUITY FUND

SUPPLEMENTAL INFORMATION

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s www.sec.gov. Information regarding how the Fund voted proxieswebsite at relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EUROPEAN EQUITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or deferred sales charges or redemption fees on certain redemptions made within 360 days of purchase of Class A shares and 2 years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period January 1, 2014 and held for the six months ended June 30, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CLASS A	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 through June 30, 2014
Actual	$1,000	$1,035.28	$13.88
Hypothetical (5% return before expenses)	$1,000	$1,011.25	$13.71

CLASS C	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 through June 30, 2014
Actual	$1,000	$1,031.54	$17.63
Hypothetical (5% return before expenses)	$1,000	$1,007.50	$17.42

* - Expenses are equal to the Fund’s and 3.50% for Class C, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Investment Sub-Adviser:
Vontobel Asset Management, Inc.
1540 Broadway, 38th Floor
New York, New York 10036

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to European
Equity Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

ITEM 2. CODE OF ETHICS.

          Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Schedule filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

          (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 5, 2014

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: September 5, 2014

* Print the name and title of each signing officer under his or her signature